Discontinued Operations	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

4. Discontinued operations

The Group acquired 25.5% equity interest in Beijing Yitian Xindong Network Technology Co., Ltd. (“Yitian Xindong”) in December 2018 and started to consolidate Yitian Xindong since December 28, 2018. The Group acquired another 25.5% equity interest in Yitian Xindong in March 2019 and held a total of 51.0% equity interest in and a 51.0% voting rights of Yitian Xindong and continued to consolidate Yitian Xindong’s financial statements.

In May 2020, the Group sold all of its equity investment in Yitian Xindong, as well as its rights to contingent returnable consideration under certain price adjustment mechanisms in connection with its original investment, with a total consideration of RMB313.6 million and recognized a disposal loss of RMB14.7 million in 2020. Yitian Xindong was a subsidiary and a separate reporting unit of the Group, and the disposal of Yitian Xindong represented the Group’s strategic shift in operation of online literature business that had a major effect on the Group’s operations and financial results. Therefore, the disposal of Yitian Xindong was qualified for reporting as a “discontinued operation” in the Group’s financial statements. Accordingly, Yitian Xindong’s results of operations have been excluded from the Group’s results from continuing operations in the consolidated statements of comprehensive income/(loss) and are presented in separate line items as discontinued operations for the year ended December 31, 2020. The financial information disclosed in this 20-F document is presented on a continuing operations basis, unless otherwise specifically stated.

The following tables set forth the results of operations and cash flows of discontinued operations, which were included in the Group’s consolidated financial statements (in thousands):

For the Year Ended December 31, 2020*
Revenues	69,917
Cost of revenues	(33,875)
Gross profit	36,042
Operating expenses:
Sales and marketing expenses	(29,377)
General and administrative expenses	(6,539)
Technology and product development expenses	(9,664)
Goodwill impairment	(39,352)
Changes in fair value of financial assets-contingent returnable consideration	—
Total operating expenses	(84,932)
Loss from operations	(48,890)
Interest income, net	270
Loss from disposal of discontinued operations	(14,678)
Others, net	569
Loss before tax	(62,729)
Income tax benefit	363
Net loss from discontinued operations	(62,366)

For the Year Ended December 31, 2020*
Net cash provided by discontinued operating activities	186
Net cash provided by discontinued investing activities	265,753
Net cash used in discontinued financing activities	—

Note:

* The results of operations and cash flows of discontinued operations included those of the discontinued operations from January 1, 2020 to May 18, 2020.